Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Plant and equipment, net	$ 439	$ 485
Right-of-use assets	678	991
Intangible assets	14,767	14,778
Rental deposits	119	124
Time deposits with maturity greater than twelve months		4,307
Total non-current assets	16,003	20,685
Current assets
Deposits, prepayments and deferred expenses	2,759	1,176
Financial assets at fair value through profit and loss ("FVTPL")	20,400	19,067
Time deposits with maturity less than twelve months	6,920	2,872
Cash and cash equivalents	25,296	32,675
Total current assets	55,375	55,790
Total assets	71,378	76,475
Current liabilities
Other payables and accruals	12,804	11,675
Accounts payable	947
Financial liabilities arising from unvested restricted shares		68
Lease liabilities	385	614
Total current liabilities	14,136	12,357
Net current assets	41,239	43,433
Total assets less current liabilities	57,242	64,118
Non-current liabilities
Lease liabilities	294	377
Warrant liabilities at FVTPL	1,251
Convertible preferred shares		511,861
Total non-current liabilities	1,545	512,238
Net assets (liabilities)	55,697	(448,120)
Equity
Share capital		3
Treasury shares		(68)
Share premium	661,472	12,317
Reserves	19,312	14,228
Accumulated losses	(625,096)	(474,600)
Total equity (deficit)	55,697	$ (448,120)
Class A ordinary Shares [Member]
Equity
Share capital	1
Class B ordinary Shares [Member]
Equity
Share capital	$ 8